Insurance Contracts	12 Months Ended
Dec. 31, 2017
Disclosure Of Types Of Insurance Contracts Abstract [Abstract]
Disclosure Of Insurance Contracts Explanatory

37. Insurance Contracts

37.1 Insurance Assets

Details of deferred acquisition costs included in other assets as of December 31, 2016 and 2017, are as follows:

	2016		2017
	(In millions of Korean won)
Non-life insurance	￦	—	￦	267,602
Life insurance		122,151		130,393

Total	￦	122,151	￦	397,995

Changes in the deferred acquisition costs for the years ended December 31, 2016 and 2017, are as follows:

	2016
	Beginning		Increase		Decrease		Ending
	(In millions of Korean won)
Life insurance	￦	106,645	￦	116,433	￦	(100,927)	￦	122,151

Total	￦	106,645	￦	116,433	￦	(100,927)	￦	122,151

	2017
	Beginning		Increase		Decrease		Ending
	(In millions of Korean won)
Non-life insurance	￦	—	￦	521,090	￦	(253,488)	￦	267,602
Life insurance		122,151		116,826		(108,584)		130,393

Total	￦	122,151	￦	637,916	￦	(362,072)	￦	397,995

Details of reinsurance assets included in other assets as of December 31, 2016 and 2017, are as follows:

		2016		2017
		(In millions of Korean won)
Non-life insurance	Reserve for outstanding claims
	General insurance	￦	—	￦	480,760
	Automobile insurance		—		13,320
	Long-term insurance		—		89,317
	Unearned premium reserve
	General insurance		—		178,586
	Automobile insurance		—		14,986

	Sub-total		—		776,969

Life insurance	Reserve for outstanding claims		1,301		1,410
	Unearned premium reserve		473		490

	Sub-total		1,774		1,900

Others	Reserve for outstanding claims		3,041		3,670
	Unearned premium reserve		1,180		1,075

	Sub-total		4,221		4,745

Total reinsurance assets			5,995		783,614
Allowance for impairment			—		629

Total reinsurance assets, net		￦	5,995	￦	782,985

The changes in reinsurance assets included in other assets as of December 31, 2016 and 2017, are as follows:

		2016
		Beginning		Net increase (decrease)		Ending
		(In millions of Korean won)
Life insurance	Reserve for outstanding claims	￦	1,511	￦	(210)	￦	1,301
	Unearned premium reserve		492		(19)		473

	Sub-total		2,003		(229)		1,774

Others	Reserve for outstanding claims		2,114		927		3,041
	Unearned premium reserve		1,727		(547)		1,180

	Sub-total		3,841		380		4,221

Total reinsurance assets			5,844		151		5,995
Allowance for impairment			—		—		—

Total reinsurance assets, net		￦	5,844	￦	151	￦	5,995

		2017
		Beginning		Business combination		Net increase (decrease)		Ending
		(In millions of Korean won)
Non-life insurance	Reserve for outstanding claims
	General insurance	￦	—	￦	391,305	￦	89,455	￦	480,760
	Automobile insurance		—		15,943		(2,623)		13,320
	Long-term insurance		—		87,887		1,430		89,317
	Unearned premium reserve
	General insurance		—		218,479		(39,893)		178,586
	Automobile insurance		—		17,373		(2,387)		14,986
	Long-term insurance		—		2		(2)		—

	Sub-total		—		730,989		45,980		776,969

Life insurance	Reserve for outstanding claims		1,301		—		109		1,410
	Unearned premium reserve		473		—		17		490

	Sub-total		1,774		—		126		1,900

Others	Reserve for outstanding claims		3,041		—		629		3,670
	Unearned premium reserve		1,180		—		(105)		1,075

	Sub-total		4,221		—		524		4,745

Total reinsurance assets			5,995		730,989		46,630		783,614
Allowance for impairment			—		738		(109)		629

Total reinsurance assets, net		￦	5,995	￦	730,251	￦	46,739	￦	782,985

37.2 Insurance Liabilities

Details of insurance liabilities as of December 31, 2016 and 2017 are as follows:

	2016
	Life insurance		Others		Total
	(In millions of Korean won)
Long-term insurance premium reserve	￦	7,161,698	￦	—	￦	7,161,698
Reserve for outstanding claims		69,659		3,041		72,700
Unearned premium reserve		869		1,180		2,049
Reserve for participating policyholders’ dividends on long-term insurance		25,923		—		25,923
Unallocated Divisible Surplus to Future Policyholders		9,273		—		9,273
Reserve for compensation for losses on dividend-paying insurance contracts		8,544		—		8,544
Guarantee reserve		10,657		—		10,657

Total	￦	7,286,623	￦	4,221	￦	7,290,844

	2017
	Non-life insurance		Life insurance		Others		Total
	(In millions of Korean won)
Long-term insurance premium reserve	￦	20,697,290	￦	7,278,112	￦	—	￦	27,975,402
Reserve for outstanding claims		2,148,923		78,423		3,670		2,231,016
Unearned premium reserve		1,392,211		1,511		1,075		1,394,797
Reserve for participating policyholders’ dividends on long-term insurance		94,005		29,150		—		123,155
Unallocated Divisible Surplus to Future Policyholders		24,304		6,264		—		30,568
Reserve for compensation for losses on dividend-paying insurance contracts		25,730		7,920		—		33,650
Guarantee reserve		—		12,687		—		12,687

Total	￦	24,382,463	￦	7,414,067	￦	4,745	￦	31,801,275

The changes in insurance liabilities for the years ended December 31, 2016 and 2017, are as follows:

		2016
		Beginning		Net increase (decrease)[2]		Ending
		(In millions of Korean won)
Life insurance	Pure endowment insurance	￦	4,840,555	￦	310,391	￦	5,150,946
	Death insurance		156,179		86,829		243,008
	Joint insurance		1,906,777		(34,071)		1,872,706
	Group insurance		1,895		252		2,147
	Other		15,452		2,364		17,816
Others[1]			3,841		380		4,221

Total		￦	6,924,699	￦	366,145	￦	7,290,844

		2017
		Beginning		Business combination		Net increase (decrease)[2]		Ending
		(In millions of Korean won)
Non-life insurance	General insurance	￦	—	￦	1,161,059	￦	33,201	￦	1,194,260
	Automobile insurance		—		1,448,313		29,256		1,477,569
	Long-term insurance		—		20,166,857		1,431,268		21,598,125
	Long-term investment contract		—		113,210		(701)		112,509
Life insurance	Pure endowment insurance		5,150,946		—		98,681		5,249,627
	Death insurance		243,008		—		123,295		366,303
	Joint insurance		1,872,706		—		(89,821)		1,782,885
	Group insurance		2,147		—		(1,078)		1,069
	Other		17,816		—		(3,633)		14,183
Others[1]			4,221		—		524		4,745

Total		￦	7,290,844	￦	22,889,439	￦	1,620,992	￦	31,801,275

[1]	Consists of contractor’s profit dividend reserve and loss on dividend insurance reserve
[2]	Including currency translation effect and decrease in liability related to investment contract

37.3 Liability adequacy test

37.3.1 Non-life insurance

(a) Assumptions and basis for the insurance liability adequacy test as of December 31, 2017, is as follows

	Assumptions (%)	Basis
Long-term insurance
Discount rate	2.57~8.59	Applied regulator’s scenario requiring use of liquidity premium over risk-free rate
Expense ratio	6.51	Reflected parent’s future expense cost based on last one-year data
Lapse ratio	1.30~34.80	Based on recent 5 year data
Mortality	12.00~633.00	Rate of risk to the anticipated risk premium of the insurer for the last 5 years
General insurance
Expense ratio	13.21	Expense ratio divided by most last 1 year accrued insurance premium
Appraisal cost ratio	4.73	Appraisal cost divided by most last 3 year accrued insurance premium
Claim settlement ratio	67.23	Claim payment divided by most last 5 year accrued insurance premium
Automobile insurance
Expense ratio	11.00	Expense ratio divided by most last 1 year accrued insurance premium
Appraisal cost ratio	9.33	Appraisal cost divided by most last 3 year accrued insurance premium
Claim settlement ratio	77.02	Claim payment divided by most last 5 year accrued insurance premium

The results of liability adequacy test as of December 31, 2017, are as follows:

	2017

	Recognized liabilities[1]		Estimated adequate liabilities		Shortfall(surplus)
	(In millions of Korean won)
Long-term insurance	￦	16,975,710	￦	8,736,966	￦	(8,238,744)
General insurance		424,800		376,305		(48,495)
Automobile insurance		1,050,576		1,004,551		(46,025)

Total	￦	18,451,086	￦	10,117,822	￦	(8,333,264)

[1]	For long-term insurance, it is an amount after deduction of the deferred acquisition costs from insurance premium reserve. For general insurance and automobile insurance, it is an amount including the unearned premium based on original insurance.

On the other hand, as a result of adequacy test, the Group did not set additional reserve as the surplus exceeds the deficit amount. As such, there was no amount recorded as a result of liability adequacy test.

37.3.2 Life insurance

Assumptions and basis for the insurance liability adequacy test as of December 31, 2016 and 2017, are as follows:

	Assumptions(%)		Basis
	2016	2017
Rate of surrender value	0.48~85.55	0.44~60.30	Rate of surrender value for the last 5 years
Rate of claim	6~140	6~118	Rate of claim payment for the last 7 years
Discount rate	-2.74~16.14	-1.76~14.37	Estimated investment assets profit ratio based on the interest rate scenario provided by the Financial Supervisory Service

Indirect costs included in commission and operating expenses were calculated based on unit cost of the expense allocation standards of the last year in accordance with the Regulation on Insurance Supervision. Direct costs included in commission and operating expenses were calculated based on estimates of future expense according to the Group’s regulations.

The results of liability adequacy test as of December 31, 2016 and 2017, are as follows:

		2016
		Recognized liabilities		Estimated adequate liabilities		Shortfall(surplus)
		(In millions of Korean won)
Fixed interest type	Participating	￦	31,248	￦	51,016	￦	19,768
	Non-participating		60,860		14,121		(46,739)

Variable interest type	Participating		1,136,049		1,115,129		(20,920)
	Non-participating		5,514,847		5,032,493		(482,354)

Variable type			(29,025)		(84,881)		(55,856)

Total		￦	6,713,979	￦	6,127,878	￦	(586,101)

		2017
		Recognized liabilities		Estimated adequate liabilities		Shortfall(surplus)
		(In millions of Korean won)
Fixed interest type	Participating	￦	30,702	￦	49,259	￦	18,557
	Non-participating		97,093		11,372		(85,721)

Variable interest type	Participating		1,136,444		1,116,410		(20,034)
	Non-participating		5,581,698		4,896,433		(685,265)

Variable type			(28,699)		(106,835)		(78,136)

Total		￦	6,817,238	￦	5,966,639	￦	(850,599)

On the other hand, as a result of adequacy test, the group did not set additional reserve as the surplus exceeds the deficit amount. As such, there was no amount recorded as a result of liability adequacy test.

37.4 Insurance Income and Expenses

		2015		2016		2017
		(In millions of Korean won)
Insurance income	Premium income	￦	1,363,005	￦	1,190,422	￦	8,234,731
	Reinsurance income		10,368		10,930		564,894
	Separate account income		—		—		118,080
	Income of change in reinsurance assets		—		—		49,466
	Other insurance income		—		—		3,821

	Sub-total		1,373,373		1,201,352		8,970,992

Insurance expenses	Insurance claims paid		100,581		158,789		2,945,158
	Dividend expenses		607		910		6,233
	Refunds of surrender value		634,168		690,207		2,193,843
	Reinsurance expenses		12,757		12,286		652,910
	Provision of policy reserves		659,501		366,145		1,644,389
	Separate account expenses		(377)		(207)		65,773
	Insurance operating expenses		(3,348)		(9,903)		293,591
	Deferred acquisition costs		75,098		100,928		361,909
	Expenses of change in reinsurance assets		—		—		(126)
	Claim survey expenses paid		—		—		20,564
	Other insurance expenses		—		—		193,038

	Sub-total		1,478,987		1,319,155		8,377,282

Net insurance income(expenses)		￦	(105,614)	￦	(117,803)	￦	593,710

37.5 Risk management of non-life insurance

37.5.1 Overview

Insurance risk is the risk that arises from a primary operation of insurance companies that is associated with acceptance of insurance contract and payment of claims, and is classified as the insurance price risk and the reserves risk. The insurance price risk is the risk of loss that might occur when the actual risk exceeds the expected risk rate or expected insurance operating expenses ratios in calculation of premiums. It is the risk of loss that arises from differences between actual payment of claims and premiums received from policyholders. The reserves risk is the risk that arises due to a deficit in reserves at the date of assessment, making the Group unable to cover the actual claims payment in the future.

37.5.2 Purposes, policies and procedures to manage risk arising from insurance contracts

The risks associated with insurance contract that the Group faces are the insurance actuarial risk and the acceptance risk. Each risk occurs due to insurance contract’s pricing and conditions of acceptance. In order to minimize acceptance risk, the Group establishes guidelines and procedure for acceptance and out lines specific conditions for acceptance by product. In addition, expected risk level at the date of pricing is compared with actual risk of contracts after acceptance and the interest rate is adjusted accordingly, conditions of sale is changed, sale of goods is interrupted and other measures are taken in order to reduce insurance actuarial risk. The Group has a committee to discuss status of product acceptance risk and interest rate policy. The committee decides important matters to set the processes that allow minimizing the insurance actuarial risk, the acceptance risk and other business related risk.

In addition, according to reinsurance operating standards, the Group establishes an operating strategy of reinsurance for large claims expense due to unexpected catastrophic events. The Group supports so that policyholders are safe and the Group’s stable profit can be achieved. For the long-term goal, the Group manages risk at a comprehensive level to keep its value at the maximum.

The Group’s entire risk is calculated by using RBC method. The Group sets the risk appetite limits in order that the calculated risk level is maintained at an appropriate level compared to available capital. Portfolio of assets and products are monitored to improve profit compared to risk.

37.5.3 Exposure to insurance price risk

According to RBC standard, exposure to insurance price risk is defined as net written premiums for prior 1 year that is calculated by adding and subtracting original insurance premium, assumed reinsurance premium and ceded reinsurance premium.

The Group’s exposure to insurance price risk as of December 31, 2017 as follows:

	2017
	Direct insurance		Inward reinsurance		Outward reinsurance		Total
	(In millions of Korean won)
General	￦	906,603	￦	84,056	￦	(518,099)	￦	472,560
Automobile		2,000,232		—		(34,579)		1,965,653
Long-term		2,020,782		—		(276,325)		1,744,457

Total	￦	4,927,617	￦	84,056	￦	(829,003)	￦	4,182,670

37.5.4 Concentration of Insurance risk

The Group is selling general non-life insurances (fire, maritime, injury, technology, liability, package, title, guarantee and special type insurances), automobile insurances (for private use, for hire, for business, bicycle and other), long-term insurances (long-term non-life, property damage, injury, driver, savings, illness, nursing and pension) and various other insurances. The Group’s risk is distributed through reinsurance, joint acceptance and diversified selling. In addition, insurances that cover serious damage of risk, although with rare possibility of the occurrence of disaster, such as storm and flood insurance are limited, and the Group controls the risk through joint acquisition.

Loss development tables

The Group uses claim development of payments and the estimated ultimate claims for the accident years in order to maintain overall reserve adequacy in respect of general, automobile and long-term insurance. When the estimated ultimate claims are greater than claim payments, the Group establishes additional reserves. Loss development tables as of December 31, 2017, are as follows:

General Insurance

	Payment year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2013.1.1~2013.12.31	￦	170,587	￦	203,250	￦	208,100	￦	207,329	￦	206,450
2014.1.1~2014.12.31		127,903		144,915		146,430		146,533		—
2015.1.1~2015.12.31		125,170		145,637		148,165		—		—
2016.1.1~2016.12.31		145,618		168,127		—		—		—
2017.1.1~2017.12.31		168,409		—		—		—		—

Total		737,687		661,929		502,695		353,862		206,450

Gross cumulative claim payments (B)
2013.1.1~2013.12.31		133,479		184,209		198,286		200,931		202,093
2014.1.1~2014.12.31		94,901		129,652		136,689		141,170		—
2015.1.1~2015.12.31		93,443		130,430		137,854		—		—
2016.1.1~2016.12.31		108,098		151,583		—		—		—
2017.1.1~2017.12.31		132,430		—		—		—		—

Total		562,351		595,874		472,829		342,101		202,093

Difference (A-B)	￦	175,336	￦	66,055	￦	29,866	￦	11,761	￦	4,357

Automobile Insurance

(In millions of Korean won)	Payment year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years		After 6 years		After 7 years
	(In millions of Korean won)
Estimate of gross ultimate claims (A)
2011.1.1~2011.12.31	￦	1,088,801	￦	1,105,501	￦	1,115,281	￦	1,119,872	￦	1,122,637	￦	1,124,045	￦	1,125,203
2012.1.1~2012.12.31		1,117,650		1,146,779		1,155,529		1,162,075		1,164,774		1,166,470		—
2013.1.1~2013.12.31		1,131,945		1,156,535		1,170,968		1,179,458		1,179,323		—		—
2014.1.1~2014.12.31		1,174,611		1,193,832		1,205,524		1,212,025		—		—		—
2015.1.1~2015.12.31		1,227,106		1,245,780		1,256,058		—		—		—		—
2016.1.1~2016.12.31		1,276,939		1,281,381		—		—		—		—		—
2017.1.1~2017.12.31		1,342,998		—		—		—		—		—		—

Total		8,360,050		7,129,808		5,903,360		4,673,430		3,466,734		2,290,515		1,125,203

Gross cumulative claim payments(B)
2011.1.1~2011.12.31		929,491		1,066,885		1,093,589		1,109,202		1,117,381		1,119,765		1,120,687
2012.1.1~2012.12.31		939,239		1,105,672		1,135,064		1,149,585		1,156,150		1,159,614		—
2013.1.1~2013.12.31		939,569		1,114,063		1,145,110		1,161,624		1,168,617		—		—
2014.1.1~2014.12.31		969,211		1,150,462		1,180,953		1,196,387		—		—		—
2015.1.1~2015.12.31		1,020,975		1,198,241		1,228,357		—		—		—		—
2016.1.1~2016.12.31		1,052,830		1,235,656		—		—		—		—		—
2017.1.1~2017.12.31		1,104,158		—		—		—		—		—		—

Total		6,955,473		6,870,979		5,783,073		4,616,798		3,442,148		2,279,379		1,120,687

Difference (A-B)	￦	1,404,577	￦	258,829	￦	120,287	￦	56,632	￦	24,586	￦	11,136	￦	4,516

Long-term Insurance

	Payment year
Accident year	After 1 year		After 2 years		After 3 years		After 4 years		After 5 years
		(In millions of Korean won)
Estimate of ultimate claims (A)
2013.1.1~2013.12.31	￦	709,602	￦	965,587	￦	997,607	￦	1,003,646	￦	1,006,025
2014.1.1~2014.12.31		789,087		1,083,048		1,114,821		1,119,206		—
2015.1.1~2015.12.31		885,476		1,219,393		1,256,051		—		—
2016.1.1~2016.12.31		1,064,744		1,437,573		—		—		—
2017.1.1~2017.12.31		1,184,224		—		—		—		—

Total		4,633,133		4,705,601		3,368,479		2,122,852		1,006,025

Gross cumulative claim payments (B)
2013.1.1~2013.12.31		671,500		953,494		989,957		999,944		1,003,715
2014.1.1~2014.12.31		744,944		1,065,792		1,104,468		1,114,341		—
2015.1.1~2015.12.31		836,471		1,205,130		1,248,475		—		—
2016.1.1~2016.12.31		1,017,243		1,424,948		—		—		—
2017.1.1~2017.12.31		1,130,868		—		—		—		—

Total		4,401,026		4,649,364		3,342,900		2,114,285		1,003,715

Difference (A-B)	￦	232,107	￦	56,237	￦	25,579	￦	8,567	￦	2,310

37.5.5 Sensitivity analysis of insurance risk

The Group manages insurance risk by performing sensitivity analysis based on discount rate, loss ratio and insurance operating expenses ratio which are considered to have significant influence on future cash flow, timing and uncertainty. According to result of sensitivity analysis there is no material influence on the equity and net profit before tax.

	Assumption change	2017 Effect on LAT
		(In millions of Korean won)
Surrenders and termination rates	10%	￦ 373,772
	-10%	(334,351)
Loss ratio	10%	3,146,419
	-10%	(3,146,419)
Insurance operating expenses ratio	10%	276,741
	-10%	(276,741)
Discount rate	+0.5%	(1,087,451)
	-0.5%	1,367,045

37.5.6 Liquidity risk of insurance contracts

Liquidity risk arising from insurance contracts is the increase in refunds at maturity caused by concentrations of maturity, the increase in surrender values caused by unexpected amounts in cancellation and the increase in payments of claims caused by catastrophic events. The Group manages payment of refunds payable at maturity by analyzing maturity of insurance.

Premium reserve’s maturity structure as of December 31, 2017 as follows:

	2017[1]
	Within 1 year		1~5 years		5~10 years		10~20 years		More 20 years		Total
	(In millions of Korean won)
Long-term insurance non-participating
Non-linked	￦	26,239	￦	297,196	￦	117,610	￦	40,229	￦	94,477	￦	575,751
Linked		458,340		2,723,485		2,135,336		926,591		10,269,931		16,513,683

Sub-total		484,579		3,020,681		2,252,946		966,820		10,364,408		17,089,434

Annuity
Non-linked		19		92		2,117		3,956		1,401		7,585
Linked		153		46,987		307,455		1,089,983		2,141,589		3,586,167

Sub-total		172		47,079		309,572		1,093,939		2,142,990		3,593,752

Asset-linked
Linked		—		27,499		—		—		—		27,499
Total
Non-linked		26,258		297,288		119,727		44,185		95,878		583,336
Linked		458,493		2,797,971		2,442,791		2,016,574		12,411,520		20,127,349

Total	￦	484,751	￦	3,095,259	￦	2,562,518	￦	2,060,759	￦	12,507,398	￦	20,710,685

[1]	Includes long-term investment contract amounting to ￦112,510 million.

37.5.7 Credit risk of insurance contract

Credit risk of insurance contract is the economic loss arising from non-performing contractual obligations due to decline in credit ratings or default. Through strict internal review, the Group cedes insurance contracts to the insurers rated above BBB- of S&P rating.

As of December 31, 2017, there are 219 reinsurance companies that deal with the Group, and the top three reinsurance companies’ concentration and credit ratings are as follows:

Reinsurance company	Ratio	Credit rating
KOREAN RE	65.45%	AA
SWISSRE	4.61%	AAA
HDIgerling	3.69%	AA+

Exposures to credit risk related to reinsurance as of December 31, 2017 as follows:

	2017
	(In millions of Korean won)
Reinsurance assets[1]	￦	776,340
Net receivables from reinsurers[2]		237,750

Total	￦	1,014,090

[1]	Net carrying amounts after impairment loss
[2]	Net carrying amounts of each reinsurance company that offsets reinsurance accounts receivable and reinsurance accounts payable and after allowance for loan losses

37.5.8 Interest risk of insurance contract

The interest rate risk exposure from the Group’s insurance contracts is the risk of unexpected losses in net interest income or net assets arising from changes in interest rates and it is managed to minimize the loss experienced. For long-term, non-life insurance contracts, the Group calculates exposure of interest-bearing assets and interest-bearing liabilities. Liabilities exposure is premium reserves after subtracting costs of termination deductions. Asset exposure is interest-bearing assets. Assets that receive only fees without interest are excluded from interest bearing assets. Exposures to interest rate risk as of December 31, 2017 are as follows:

i) Exposure to interest rate risk

	2017
		(In millions of Korean won	)
Liabilities
Fixed interest rate	￦	582,345
Variable interest rate		18,548,946

Total		19,131,291

Assets
Due from banks		167,312
Financial assets at fair value through profit or loss		325,844
Available-for-sale financial assets		6,066,290
Held-to-maturity financial assets		6,501,529
Loans		6,338,470

Total	￦	19,399,445

ii) Measurement and recognition method

Duration is used to measure interest rate risk within risk based solvency test. ALM system for risk based solvency test is utilized to manage interest rate risk internally. In addition, Risk Management Committee sets ALM strategy every year to manage interest rate risk.

iii) Sensitivity to changes in interest rates

Generally, when interest rates rise, the value and duration of assets and liabilities fall, when interest rates fall, value and duration of assets and liabilities increase. When duration of assets is shorter than duration of liabilities, the interest risk is increased if the interest rates fall since increased asset value is smaller than liabilities increase.

iv) Negative spread risk control

To control interest expenses from other liabilities and investment incomes from assets, the Group publicizes its interest rate considering market interest rate and return on invested insurance assets of the Group.

37.6 Risk management of life insurance

37.6.1 Overview

Insurance risk is the risk of loss arising from the actual risk at the time of claims exceeding the estimated risk at the time of underwriting. Insurance risk is classified by insurance price risk and policy reserve risk. Insurance price risk is the risk of loss arising from differences between premiums from policyholders and actual claims paid. Policy reserve risk is the risk of loss arising from differences between policy reserves the Group holds and actual claims to be paid. The Group measures only insurance price risk under RBC requirement because life insurance claim payout is mainly in a fixed amount with less volatility in policy reserve and shorter waiting period before payment

37.6.2 Concentration of insurance risk and reinsurance policy

The Group uses reinsurance to mitigate concentration of insurance risk seeking an enhanced capital management. The Group categorized reinsurance into group and individual contracts, and reinsurance is ceded through the following process:

i.	In the decision-making process of launching a new product, the Group makes a decision on ceding reinsurance. Subsequently, a reinsurer is selected through bidding, agreements with the relevant departments and final approval by the executive management.

ii.	The reinsurance department analyzes the object of reinsurance, the maximum limit of reinsurance and the loss ratio with the relevant departments.

37.6.3 The characteristic and exposure of insurance price risk

The Group measures the exposure of insurance price risk as the shortfall of the risk premiums received compared to the claims paid on all insurance contracts for the last one year preceding the reporting date. The insurance risk of a life insurance company is measured by insurance price risk. As the life insurance coverage is in the form of a fixed payment, the fluctuation of policy reserve is small and the period from insured event to claims payment is not long. The policy reserve risk is managed by assessments of adequacy of the policy reserve. The insurance price risk is managed through insurance risk management regulation established by Risk Management Committee.

The maximum exposures to insurance price risk as of December 31, 2016 and 2017, are as follows:

	2016
	Before reinsurance mitigation		After reinsurance mitigation
	(In millions of Korean won)
Death	￦	13,662	￦	9,272
Disability		1,341		947
Hospitalization		1,022		777
Operation and diagnosis		2,341		1,856
Actual losses for medical expense		468		299
Others		581		544

Total	￦	19,415	￦	13,695

	2017
	Before reinsurance mitigation		After reinsurance mitigation
	(In millions of Korean won)
Death	￦	14,356	￦	10,279
Disability		1,331		899
Hospitalization		1,233		747
Operation and diagnosis		3,326		1,977
Actual losses for medical expense		817		403
Others		753		376

Total	￦	21,816	￦	14,681

Average ratios of claims paid per risk premium received on the basis of exposure before mitigation for the past three years as of December 31, 2016 and 2017, were 68.9% and 65.9%, respectively.

The exposure of market risk arising from embedded derivatives included in host insurance contracts as of December 31, 2016 and 2017, are as follows:

	2016				2017
	Policyholders reserve[1]		Guarantee reserve		Policyholders reserve[1]		Guarantee reserve
	(In millions of Korean won)
Variable annuity	￦	491,137	￦	3,702	￦	461,309	￦	3,485
Variable universal		105,218		4,855		97,893		3,572
Variable saving		256,262		179		429,985		316

Total	￦	852,617	￦	8,736	￦	989,187	￦	7,373

[1]	Excluding the amount of the lapsed reserve

37.6.4 Assumptions used in measuring insurance liabilities

The Group applies assumed rates defined in the premium and liability reserve calculation manual under regulation on supervision of insurance business when measuring insurance liabilities at every reporting period. For interest sensitive insurance, credit rate stated in the premium and liabilities reserve calculation manual, which is calculated based on adjusted external base rate and return rate of asset management according to Article 6-12 of the Regulation on Supervision of Insurance Business.

Reserve amount should exceed the standard reserve which is calculated using the standard interest rate and standard risk rate under regulation on supervision of insurance business.

37.6.5 Premium reserves and unearned premium reserves residual maturity

Premium reserves and unearned premium reserves classified based on each residual maturity as of December 31, 2016 and 2017, are as follows:

	2016
	Less than 3 years		3-5 years		5-10 years		10-15 years		15-20 years		20 years or more		Total
	(In millions of Korean won)
Premium reserves	￦	730,903	￦	597,166	￦	1,207,513	￦	558,322	￦	348,269	￦	3,719,525	￦	7,161,698
Unearned premium reserves		803		—		1		1		—		64		869

	2017
	Less than 3 years		3-5 years		5-10 years		10-15 years		15-20 years		20 years or more		Total
	(In millions of Korean won)
Premium reserves	￦	971,517	￦	660,139	￦	829,157	￦	591,689	￦	333,031	￦	3,892,579	￦	7,278,112
Unearned premium reserves		161		—		2		1		—		1,347		1,511